Summary of Significant Account Policies, Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
RESTRICTED CASH AND CASH EQUIVALENTS [ABSTRACT]
Cash and cash equivalents	$ 132,925	$ 127,632	$ 114,198	$ 135,992	$ 163,412	$ 247,556
Restricted cash	10,056	6,558	5,040	5,386	$ 13,480
Total cash and cash equivalents and restricted cash	$ 142,981	$ 134,190	$ 119,238	$ 141,377